Debt - Schedule of Debt (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 77,867,000	$ 79,204,000	$ 78,558,000
Less: unamortized discounts and issuance costs	1,580,000	1,653,000	842,000
Total	76,287,000	77,551,000	77,716,000
Less: Short-term debt, including current portion of long-term debt	1,542,000	2,684,000	1,074,000
Total long-term debt, net	$ 74,745,000	$ 74,867,000	76,642,000
DSS PPP Loan
Debt Instrument [Line Items]
Effective interest rate		0.00%
Total debt		$ 0	1,058,000
Medium-term Notes | Adams Street Capital Agreement
Debt Instrument [Line Items]
Effective interest rate	7.58%	7.58%
Total debt	$ 30,613,000	$ 30,690,000	31,000,000
Medium-term Notes | Adams Street Delayed Draw Term Loan
Debt Instrument [Line Items]
Effective interest rate	7.58%	7.57%
Total debt	$ 14,813,000	$ 14,850,000	0
Medium-term Notes | Adams Street Incremental Term Loan
Debt Instrument [Line Items]
Effective interest rate	7.47%	7.47%
Total debt	$ 31,680,000	$ 31,760,000	0
Line of Credit | Adams Street Capital Agreement
Debt Instrument [Line Items]
Total		$ 0	0
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Effective interest rate	0.00%	7.00%
Total debt	$ 0	$ 0	0
Notes Payable to Banks | SVB Loan
Debt Instrument [Line Items]
Effective interest rate		0.00%
Total debt		$ 0	46,500,000
Notes Payable to Banks | D&O Financing Loan
Debt Instrument [Line Items]
Effective interest rate	1.75%	1.75%
Total debt	$ 761,000	$ 1,904,000	$ 0